Amount Due from / to Related Parties - Schedule of Amount Due from / to Related Parties (Details) - Related Party [Member]		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Amount Due from / to Related Parties [Line Items]
Due from related parties				$ 2,698,907	$ 2,330,026
Due to related parties				55,400	466,077
Jeneric Holdings Pte. Ltd. [Member]
Schedule of Amount Due from / to Related Parties [Line Items]
Due from related parties	[1]			2,698,907	1,552,426
Due to related parties	[1]				399,117
Jebs Enterprise Pte. Ltd. [Member]
Schedule of Amount Due from / to Related Parties [Line Items]
Due from related parties	[1]				777,600
Due to related parties	[1]			$ 55,400	$ 66,960

[1]	A company in which Mr. Goh Kwang Yong is a common director.